Offerings	Jun. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for future issuance under the Registrant's 2025 Incentive Award Plan
Amount Registered | shares	2,420,963
Proposed Maximum Offering Price per Unit	0.96
Maximum Aggregate Offering Price	$ 2,324,124.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 320.96
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Fold Holding, Inc.’s (the “Registrant”) common stock, par value $0.0001 per share (the “Common Stock”), that become issuable under the Fold Holdings, Inc. 2025 Incentive Award Plan (the “Incentive Plan”) and the Fold Holdings, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration or conversion of the Registrant’s Common Stock which would increase the number of outstanding shares of Common Stock.

Represents shares of Common Stock reserved for issuance under the Registrant’s Incentive Plan as a result of the annual evergreen increase under the Incentive Plan.

Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.96, which is the average of the high and low prices of shares of Common Stock on The Nasdaq Capital Market (“Nasdaq”) on June 1, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission (the “Commission”).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, reserved for future issuance under the Registrant's 2025 Employee Stock Purchase Plan
Amount Registered | shares	484,193
Proposed Maximum Offering Price per Unit	0.96
Maximum Aggregate Offering Price	$ 464,825.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 64.19
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Fold Holding, Inc.’s (the “Registrant”) common stock, par value $0.0001 per share (the “Common Stock”), that become issuable under the Fold Holdings, Inc. 2025 Incentive Award Plan (the “Incentive Plan”) and the Fold Holdings, Inc. 2025 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration or conversion of the Registrant’s Common Stock which would increase the number of outstanding shares of Common Stock.

Represents shares of Common Stock reserved for issuance under the Registrant’s ESPP as a result of the annual evergreen increase under the ESPP.

Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.96, the average of the high and low prices of shares of Common Stock on Nasdaq on June 1, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Commission).